Net Income Per Share	12 Months Ended
May 31, 2018
Earnings Per Share [Abstract]
Net Income Per Share
19.	NET INCOME PER SHARE

The computation of basic and diluted net income per share for the years ended May 31, 2016, 2017 and 2018 is as follows:

	For the years ended May 31,
	2016	2017	2018
	US$	US$	US$
Numerator:
Net income attributable to New Oriental
Education & Technology Group Inc.’s shareholders	224,884	274,457	296,130

Net income available for future distribution	224,884	274,457	296,130

Denominator
Weighted average common shares outstanding Basic	156,782,439	157,551,320	158,168,794

Plus: incremental weighted average common shares from assumed exercise of share options and vesting of NES using the treasury stock method	609,247	435,074	387,706

Weighted average common shares outstanding Diluted	157,391,686	157,986,394	158,556,500

Net income per common share
- Basic	1.43	1.74	1.87
- Diluted	1.43	1.74	1.87

The weighted average of 1,596,948, 828,067 and 210,593 treasury shares have been excluded in computing basic net income per share for the years ended May 31, 2016, 2017 and 2018, respectively.

There was no employee share options excluded from the dilutive share calculation for the years ended May 31, 2016, 2017 and 2018 due to anti-dilutive effects.